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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller        Los Angeles, California    May 12, 2010
   -------------------------    -----------------------    ------------
          [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                        --------------------

Form 13F Information Table Entry Total:             17
                                        --------------------

Form 13F Information Table Value Total:        474,434
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE


                                                                  VALUE  SHRS OR   SH/  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
----------------------------------  --------------  ---------  -------- ---------  ---  ----  ----------  -------- ---- ------ ----
ANALOG DEVICES INC                      Common      032654105     7,436   258,000  SH            Other        1         Shared
BANK OF AMERICA CORPORATION             Common      060505104    50,219 2,813,400  SH            Other        1         Shared
BANK OF AMERICA CORPORATION            Warrant      060505153    15,148 4,219,575  SH            Other        1         Shared
CUMMINS INC                             Common      231021106    11,870   191,600  SH            Other        1         Shared
DEERE & CO                              Common      244199105    11,422   192,100  SH            Other        1         Shared
FORD MOTOR CO                           Common      345370860    63,600 5,059,700  SH            Other        1         Shared
FREEPORT MCMORAN COPPER & GOLD INC      Common      35671D857    90,791 1,086,800  SH            Other        1         Shared
FREEPORT MCMORAN COPPER & GOLD INC     Prd Conv     35671D782     7,422    64,000  SH            Other        1         Shared
GENTEX CORP                             Common      371901109       342    17,600  SH            Other        1         Shared
INTEL CORPORATION                       Common      458140100     4,202   188,500  SH            Other        1         Shared
JPMORGAN & CHASE & CO                   Common      46625H100    79,959 1,786,800  SH            Other        1         Shared
MAGUIRE PPTYS INC                       Common      559775101     4,103 1,332,000  SH            Other        1         Shared
MCMORAN EXPLORATION  CO                 Common      582411104    43,902 3,000,815  SH            Other        1         Shared
PARKER HANNIFIN CORP                    Common      701094104    19,642   303,400  SH            Other        1         Shared
STATE STREET CORPORATION                Common      857477103    27,277   604,283  SH            Other        1         Shared
STRATUS PROPERTIES INC                  Common      863167201       822    83,109  SH            Other        1         Shared
WELLS FARGO & COMPANY                   Common      949746101    36,277 1,165,700  SH            Other        1         Shared

                                                               --------
                                                                474,434
                                                               --------